Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0	$ 0
Property, Plant and Equipment [Line Items]
Inventory Write-down	$ 5,667,000	$ 0	$ 0
Pipelines and related facilities [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Storage and terminal facilities [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Storage and terminal facilities [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Trucks and other property and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Trucks and other property and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years